Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements as of September 30, 2016
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable	Unobservable
(dollars in thousands)	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Assets
U.S. Treasury securities	$—	$308,488	$—	$308,488
Government-sponsored enterprises debt securities	—	189,893	—	189,893
Government agency mortgage-backed securities (1)	—	204,958	—	204,958
Government-sponsored enterprises mortgage-backed securities (1)	—	9,000	—	9,000
Non-government asset-backed securities	—	19,494	—	19,494
Collateralized mortgage obligations
Government agency	—	3,543,653	—	3,543,653
Government-sponsored enterprises	—	1,088,210	—	1,088,210
Total available-for-sale securities	—	5,363,696	—	5,363,696
Other assets (2)	—	32,393	—	32,393
Liabilities
Other liabilities (3)	—	(44,703)	(7,926)	(52,629)
Total	$—	$5,351,386	$(7,926)	$5,343,460

	Fair Value Measurements as of December 31, 2015
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable	Unobservable
(dollars in thousands)	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Assets
U.S. Treasury securities	$—	$499,976	$—	$499,976
Government-sponsored enterprises debt securities	—	95,824	—	95,824
Government agency mortgage-backed securities (1)	—	55,982	—	55,982
Government-sponsored enterprises mortgage-backed securities (1)	—	10,745	—	10,745
Non-government mortgage-backed securities (1)	—	157	—	157
Non-government asset-backed securities	—	95,310	—	95,310
Collateralized mortgage obligations
Government agency	—	2,239,934	—	2,239,934
Government-sponsored enterprises	—	1,029,337	—	1,029,337
Total available-for-sale securities	—	4,027,265	—	4,027,265
Other assets (2)	—	11,002	—	11,002
Liabilities
Other liabilities (3)	—	(23,122)	—	(23,122)
Total	$—	$4,015,145	$—	$4,015,145

(1)   Backed by residential real estate.

(2)   Other assets include investments in derivative assets.

(3)   Other liabilities include derivative liabilities.

	Fair Value Measurements as of December 31, 2015
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable	Unobservable
(dollars in thousands)	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Assets
U.S. Treasury securities	$—	$499,976	$—	$499,976
Non‑government securities	—	95,824	—	95,824
Government agency mortgage‑backed securities(1)	—	55,982	—	55,982
Government‑sponsored enterprises mortgage‑backed securities(1)	—	10,745	—	10,745
Non‑government mortgage‑backed securities(1)	—	157	—	157
Non‑government asset‑backed securities	—	95,310	—	95,310
Collateralized mortgage obligations
Government agency	—	2,239,934	—	2,239,934
Government‑sponsored enterprises	—	1,029,337		1,029,337
Total Investment securities available for sale	—	4,027,265	—	4,027,265
Other assets(2)	—	11,002	—	11,002
Liabilities
Other liabilities(3)	—	(23,122)	—	(23,122)
Total	$—	$4,015,145	$—	$4,015,145

	Fair Value Measurements as of December 31, 2014
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable	Unobservable
(dollars in thousands)	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Assets
U.S. Treasury securities	$—	$748,515	$—	$748,515
Non‑government securities	—	95,572	—	95,572
Government‑sponsored enterprises mortgage‑backed securities(1)	—	13,203	—	13,203
Non‑government mortgage‑backed securities(1)	—	3,404	—	3,404
Non‑government asset‑backed securities	—	353,992	—	353,992
Collateralized mortgage obligations
Government agency	—	2,683,706	—	2,683,706
Government‑sponsored enterprises	—	1,069,003	—	1,069,003
Equity securities	4,216	—	—	4,216
Total Investment securities available for sale	4,216	4,967,395	—	4,971,611
Other assets(2)	1,765	4,295	—	6,060
Liabilities
Other liabilities(3)	—	(19,995)	—	(19,995)
Total	$5,981	$4,951,695	$—	$4,957,676
(1)	Backed by residential real estate.
(2)	Other assets include investments in money market mutual funds and derivative assets.
(3)	Other liabilities include derivative liabilities.

Schedule of estimated fair value of financial instruments not required to be carried at fair value on a recurring basis and fair values of off-balance sheet commitments

	September 30, 2016
		Fair Value Measurements
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Unobservable
		for Identical	Observable	Inputs
(dollars in thousands)	Book Value	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total
Financial assets:
Short-term financial assets	$1,175,820	$371,622	$804,197	$—	$1,175,819
Loans (1)	11,209,378	—	—	11,307,808	11,307,808

Financial liabilities:
Deposits	$16,965,527	$12,960,384	$4,009,417	$—	$16,969,801
Short-term borrowings	9,151	—	9,131	—	9,131

Off-balance sheet financial instruments:
Commitments to extend credit (2)	$21,534	$—	$—	$21,534	$21,534
Standby letters of credit	1,533	—	—	1,533	1,533
Commercial letters of credit	23	—	—	23	23

(1)   Excludes financing leases of $187.2 million at September 30, 2016.

(2)   There were no lease commitments at September 30, 2016.

	December 31, 2015
		Fair Value Measurements
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Unobservable
		for Identical	Observable	Inputs
(dollars in thousands)	Book Value	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total
Financial assets:
Short-term financial assets	$2,650,195	$300,096	$2,350,082	$—	$2,650,178
Loans (1)	10,523,351	—	—	10,572,261	10,572,261

Financial liabilities:
Deposits	$16,061,924	$12,251,923	$3,801,185	$—	$16,053,108
Short-term borrowings	216,151	—	216,057	—	216,057

Off-balance sheet financial instruments:
Commitments to extend credit (2)	$25,113	$—	$—	$25,113	$25,113
Standby letters of credit	2,122	—	—	2,122	2,122
Commercial letters of credit	21	—	—	21	21

(1)   Excludes financing leases of $198.7 million at December 31, 2015.

(2)   Excludes financing lease commitments of $0.1 million at December 31, 2015.

	December 31, 2015
		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(dollars in thousands)	Book Value	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets:
Short‑term financial assets	$2,650,195	$300,096	$2,350,082	$—	$2,650,178
Loans(1)	10,523,351	—	—	10,572,261	10,572,261
Financial liabilities:
Deposits	$16,061,924	$12,251,923	$3,801,185	$—	$16,053,108
Short‑term borrowings	216,151	—	216,057	—	216,057
Off‑balance sheet financial instruments:
Commitments to extend credit(2)	$25,113	$—	$—	$25,113	$25,113
Standby letters of credit	2,122	—	—	2,122	2,122
Commercial letters of credit	21	—	—	21	21
(1)	Excludes financing leases of $198.7 million at December 31, 2015.
(2)	Excludes financing lease commitments of $0.1 million at December 31, 2015.
	December 31, 2014
		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(dollars in thousands)	Book Value	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets:
Short‑term financial assets	$1,261,453	$345,946	$915,982	$—	$1,261,928
Loans held for sale	6,344	—	6,270	—	6,270
Loans(1)	9,779,292	—	—	9,823,542	9,823,542
Financial liabilities:
Deposits	$14,725,379	$11,071,962	$3,656,127	$—	$14,728,089
Short‑term borrowings	386,151	—	386,092	—	386,092
Off‑balance sheet financial instruments:
Commitments to extend credit(2)	$20,962	$—	$—	$20,962	$20,962
Standby letters of credit	1,003	—	—	1,003	1,003
Commercial letters of credit	25	—	—	25	25
(1)	Excludes financing leases of $244 million at December 31, 2014.
(2)	Excludes financing lease commitments of $0.4 million at December 31, 2014.

Schedule of assets with fair value adjustments on a nonrecurring basis

(dollars in thousands)	Level 1	Level 2	Level 3
September 30, 2016
Impaired loans	$—	$—	$1,368
December 31, 2015
Impaired loans	$—	$—	$1,250

				Total Losses
				for the
(dollars in thousands)	Level 1	Level 2	Level 3	Year Ended
December 31, 2015
Impaired loans	—	—	$1,250	$302
December 31, 2014
Impaired loans	—	—	1,031	1,153

Schedule of significant unobservable inputs used in fair value measurements for Level 3 assets and liabilities measured at fair value on a recurring or nonrecurring basis

	Quantitative Information about Level 3 Fair Value Measurements at September 30, 2016
			Significant	Range
(dollars in thousands)	Fair value	Valuation Technique	Unobservable Input	(Weighted Average)
Impaired loans	$1,368	Appraisal Value	Appraisal Value	n/m (1)
Other liabilities	$(7,926)	Discounted Cash Flow	Expected Conversion Factor	1.6483
			Expected Term	4 years
			Growth Rate	15%

	Quantitative Information about Level 3 Fair Value Measurements at December 31, 2015
				Range
(dollars in thousands)	Fair value	Valuation Technique	Unobservable Input	(Weighted Average)
Impaired loans	$1,250	Appraisal Value	Appraisal Value	n/m (1)

(1)    The fair value of these assets is determined based on appraised values of collateral or broker price opinions, the range of which is not meaningful to disclose

	Quantitative Information about Level 3 Fair Value Measurements at December 31, 2015
	Fair value			Range
	(dollars in thousands)	Valuation Technique	Unobservable Input	(Weighted Average)
Impaired loans	$1,250	Appraisal Value	Appraisal Value	n/m(1)

	Quantitative Information about Level 3 Fair Value Measurements at December 31, 2014
	Fair value			Range
	(dollars in thousands)	Valuation Technique	Unobservable Input	(Weighted Average)
Impaired loans	$1,031	Appraisal Value	Appraisal Value	n/m(1)
(1)	The fair value of these assets is determined based on appraised values of collateral or broker price opinions, the range of which is not meaningful to disclose.